OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Receivables [Abstract]
Agent receivables	$ 4,794	$ 2,070
Advances	664	486
Claims receivables	1,819	420
Other receivables	18,160	8,011
Total other receivables	25,437	10,987
Allowance for doubtful accounts	$ 0	$ 0